                            OppenheimerFunds, Inc.
                         Two World Financial Center
                       225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

July 13, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:      Oppenheimer SMA Core Bond Fund
                  File Nos. 333-135513 and 811-21916

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of Additional  Information of Oppenheimer SMA Core Bond Fund (the  "Registrant")
that would have been filed  pursuant to Rule  497(c)  under the  Securities  Act would not have differed from that contained in Pre-Effective  Amendment No. 2 to
the  Registrant's   Registration   Statement  on  Form  N-1A,  which  was  filed
electronically with the Securities and Exchange Commission on June 22, 2007.

                                              Sincerely,

                                          /s/ Nancy S. Vann
                                          ------------------------------------
                                          Nancy S. Vann
                                          Vice President & Associate Counsel

cc:    Ronald Feiman, Esq.
       Deborah Sullivan, Esq.
       Billy Hawkins, Esq.
       KPMG LLP
       Gloria LaFond